Income Taxes - Composition of income (loss) before income tax expense (benefit) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal			$ (133.2)	$ (12.5)	$ (51.1)
Foreign			(99.4)	(9.9)	(208.4)
Income (loss) before income taxes	$ 116.3	$ (77.2)	$ (232.6)	$ (22.4)	$ (259.5)